Derivative financial instruments and Short positions (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedge Swaps And Future Contracts Mtm [Abstract]
Credit	R$ 116,441	R$ 0	R$ 0
Debit		69,489	345,373
To be realized in the next twelve months	9,342	59,930	0
Hedging of foreign Investments
Notional value		2,687,347
Effect of the exchange variation		2,552,596
Short positions
Short positions	R$ 32,808,392	R$ 31,694,269	R$ 20,047,631